22. OIL AND GAS RESERVES	12 Months Ended
Dec. 31, 2018
Oil And Gas Reserves
OIL AND GAS RESERVES

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2018.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	9,179	11,604	5,818	7,990	14,997	19,594

Total at 12.31.2018	9,179	11,604	5,818	7,990	14,997	19,594

(1) In thousands of barrels.

(2) In millions of cubic meters.